                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-3070

                      Hilliard-Lyons Government Fund, Inc.
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

               P. O. Box 32760 , Louisville, Kentucky 40232-2760
             ------------------------------------------------------
              (Address of principal executive offices)   (Zip code)

     Joseph C. Curry, Jr.                    William G. Strench
     Hilliard-Lyons Government Fund, Inc.    Frost Brown Todd LLC
     P.O. Box 32760                          400 West Market Street, 32nd Floor
     Louisville, Kentucky 40232-2760         Louisville, Kentucky 40202-3363

                    (Name and address of agents for service)

Registrant's telephone number, including area code: (502) 588-8602

Date of fiscal year end: August 31

Date of reporting period: August 31, 2004

ITEM 1.         REPORTS TO STOCKHOLDERS.

                The Annual Report to Stockholders follows.

                                                             September 28, 2004

Dear Shareholder:

We are pleased to present this report on the Hilliard-Lyons Government Fund, Inc. ("HLGF" or the "Fund") for the year ended August 31, 2004.

The Federal Reserve ("Fed") raised short-term interest rates for the first time in four years in June. Prior to that, a series of thirteen rate cuts had led to a federal funds rate of 1%. This rate is the rate charged on overnight loans between banks and the Fed uses this rate to influence the economy. It has a direct impact on rates that affect consumers such as mortgages and credit card interest rates. This period of historically low interest rates, while a boon to consumers, has been a challenge for investors seeking higher rates of return.

That first rate increase in June has been followed by two other increases that were widely anticipated. These rate increases signal the Fed's opinion about the economy. Fed Chairman, Alan Greenspan, is clearly optimistic about the economy mentioning steep increases in energy prices as one of his only concerns. The Fed has indicated future rate increases will be at a measured pace. The federal funds rate is currently at 1.75%.

Most economic analysts believe the federal funds rate will rise to 2% by the end of this year but the consensus is mixed on whether the next 1/4 of 1% increase will be in November or December. The longer term outlook is for the federal funds rate to increase to 4% by the end of 2005.

Assets of the Fund declined during the year to $1.4 billion. The money market fund industry overall has endured a year of increased competition from bank products and loss of assets. Banks have flexibility to set rates at a level of their choice whereas a money market fund's rate is determined by the rate earned on its investments. Money market funds are often the investment of choice for savings dollars in a rising rate environment as their yield will adjust more quickly than that of a fixed rate investment.

Interest rates impact equity and fixed income markets as well. Yields typically move inversely with prices yet the yield on ten year Treasury notes closed lower the day of the Fed's announcement. This indicates some skepticism in the bond market about the Fed's view of the economy. The major indices of equity markets, the Dow Jones Industrial Average, the Nasdaq Composite index and the Standard & Poor's 500, each closed up after the Fed's announcement, reflecting the amount of confidence these markets put in the Federal Reserve. These markets reacted positively to the Fed's outlook on the economy.

As discussed previously, while short term interest rates were at a 45 year low, the Fund's investment adviser, J.J.B. Hilliard, W.L. Lyons, Inc. voluntarily agreed to waive a portion of its advisory fee beginning April 1, 2003. For the period covered in this report, the year ended August 31, 2004, the Adviser waived $3.1 million of fees. The full amount of the fee waiver is passed on to shareholders in the dividends paid by the Fund. Further information about this fee waiver is included in these financial statements. The effect of the fee waiver on the expense ratio and investment return of the Fund can be found in the Financial Highlights table contained in this report. The Adviser discontinued this voluntary waiver on September 8, 2004. This waiver may be reinstated or modified in the future.

As shown on the Schedule of Investments, the Fund continues to invest exclusively in high quality, short term securities issued by U.S. government sponsored entities. These securities offer a high degree of credit safety and also pay income that flows through to shareholders in the form of dividends that are exempt from state income taxes. The Fund also offers popular features for your convenience such as completely free, unlimited check-writing.

We appreciate your investment in the Hilliard-Lyons Government Fund, Inc. and we remain committed to serving you to the best of our abilities.

/s/ Joseph C. Cury Jr. /s/ Dianna P. Wengler
JOSEPH C. CURRY, JR    DIANNA P. WENGLER
President              Vice President and Treasurer
                       Portfolio Manager

________________________________________________________________________________

Portfolio Allocation/1/
                                    [CHART]

U.S. Government Sponsored Entities - 100%



/1/As a percentage of total investments at August 31, 2004. Investments are subject to change daily.
--------------------------------------------------------------------------------

Understanding Your Fund's Expenses

All mutual funds have operating expenses. As a shareholder of the Fund, you incur ongoing costs including costs for portfolio management, administrative services and shareholder reports such as this one. Operating expenses directly reduce the investment return of a fund as they are paid from gross income. A fund's expenses are shown by its expense ratio which is calculated as a percentage of average net assets. The following table is intended to help you understand the ongoing fees, expressed in dollars, of investing in the Fund and to be able to compare these costs with those of other mutual funds. The examples in the table are based on an initial investment of $1,000 made at the beginning of the period and held for the entire period.

The table shows costs in two ways.

Actual Return. The first line of the table below lets you estimate the actual expenses you paid over the period. It shows the expenses that would have been paid on a $1,000 investment for the period March 1, 2004 to August 31, 2004. It shows the value of the investment at the end of the period using actual returns and expenses.

You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical 5% Return. The second line of the table below lets you compare the expenses of investing in the Fund with the expenses of other mutual funds. It uses a hypothetical annualized rate of return of 5% per year and the Fund's actual expenses. All mutual fund shareholder reports will provide this information. You can compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

                                Beginning  Ending      Net     Expenses
                                 Account   Account  Annualized   Paid
                                  Value     Value    Expense    During
                                 3/1/04    8/31/04    Ratio    Period*
                                --------- --------- ---------- --------
         Actual Fund Return.... $1,000.00 $1,005.73    .60%     $3.03
         Hypothetical 5% Return $1,000.00 $1,022.14    .60%     $3.06

       *Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value for the period; multiplied by the number of days in the period; divided by the number of days in the year.

                     HILLIARD-LYONS GOVERNMENT FUND, INC.
                            SCHEDULE OF INVESTMENTS
                                August 31, 2004

                                                    Cash
 Principal                                       Equivalent Maturity
  Amount                                           Yield      Date       Value
-----------                                      ---------- -------- --------------
            U.S. GOVERNMENT SPONSORED ENTITIES*--100.1%**
$25,000,000 Federal Home Loan Bank Discount Note   1.226%   09/01/04 $   25,000,000
 20,026,000 Federal Home Loan Bank Discount Note   1.490    09/01/04     20,026,000
 33,000,000 Federal Home Loan Bank Discount Note   1.170    09/02/04     32,998,946
 20,000,000 Federal Home Loan Bank Discount Note   1.039    09/03/04     19,998,867
 11,750,000 Federal Home Loan Bank Discount Note   1.393    09/07/04     11,747,317
 29,500,000 Federal Home Loan Bank Discount Note   1.210    09/08/04     29,493,174
 33,000,000 Federal Home Loan Bank Discount Note   1.411    09/09/04     32,989,807
 27,000,000 Federal Home Loan Bank Discount Note   1.044    09/10/04     26,993,081
 20,000,000 Federal Home Loan Bank Discount Note   1.171    09/13/04     19,992,333
 30,000,000 Federal Home Loan Bank Discount Note   1.503    09/14/04     29,983,967
 17,000,000 Federal Home Loan Bank Discount Note   1.181    09/15/04     16,992,331
 15,000,000 Federal Home Loan Bank Discount Note   1.216    09/15/04     14,993,029
 25,000,000 Federal Home Loan Bank Discount Note   1.482    09/16/04     24,984,792
 30,000,000 Federal Home Loan Bank Discount Note   1.131    09/17/04     29,985,200
 30,000,000 Federal Home Loan Bank Discount Note   1.321    09/20/04     29,979,417
 20,000,000 Federal Home Loan Bank Discount Note   1.392    09/22/04     19,984,017
 14,975,000 Federal Home Loan Bank Discount Note   1.444    09/22/04     14,962,596
 40,000,000 Federal Home Loan Bank Discount Note   1.482    09/23/04     39,964,311
 25,000,000 Federal Home Loan Bank Discount Note   1.445    09/24/04     24,977,319
 25,000,000 Federal Home Loan Bank Discount Note   1.463    09/27/04     24,974,000
 25,000,000 Federal Home Loan Bank Discount Note   1.493    09/28/04     24,972,437
 30,978,000 Federal Home Loan Bank Discount Note   1.162    09/29/04     30,950,533
 35,000,000 Federal Home Loan Bank Discount Note   1.493    09/30/04     34,958,554
 30,178,000 Federal Home Loan Bank Discount Note   1.435    10/01/04     30,142,541
 25,000,000 Federal Home Loan Bank Discount Note   1.445    10/05/04     24,966,472
 29,065,000 Federal Home Loan Bank Discount Note   1.172    10/06/04     29,032,504
 35,000,000 Federal Home Loan Bank Discount Note   1.514    10/07/04     34,947,850
 30,000,000 Federal Home Loan Bank Discount Note   1.455    10/08/04     29,955,908
 37,000,000 Federal Home Loan Bank Discount Note   1.514    10/12/04     36,937,213
 35,000,000 Federal Home Loan Bank Discount Note   1.476    10/13/04     34,940,792
 21,350,000 Federal Home Loan Bank Discount Note   1.465    10/15/04     21,312,424
 33,907,000 Federal Home Loan Bank Discount Note   1.356    10/20/04     33,845,619
 14,370,000 Federal Home Loan Bank Discount Note   1.522    10/22/04     14,339,565
 20,000,000 Federal Home Loan Bank Discount Note   1.591    10/22/04     19,955,658
 40,000,000 Federal Home Loan Bank Discount Note   1.351    10/27/04     39,917,556
 40,000,000 Federal Home Loan Bank Discount Note   1.588    10/29/04     39,899,467
 23,000,000 Federal Home Loan Bank Discount Note   1.607    11/01/04     22,938,424
 45,000,000 Federal Home Loan Bank Discount Note   1.413    11/03/04     44,890,931
 20,000,000 Federal Home Loan Bank Discount Note   1.414    11/05/04     19,949,986
 10,000,000 Federal Home Loan Bank Discount Note   1.557    11/10/04      9,970,250
 22,000,000 Federal Home Loan Bank Discount Note   1.608    11/10/04     21,932,411

                      See notes to financial statements.

                     HILLIARD-LYONS GOVERNMENT FUND, INC.
                      SCHEDULE OF INVESTMENTS--continued
                                August 31, 2004

                                                    Cash
 Principal                                       Equivalent Maturity
  Amount                                           Yield      Date       Value
-----------                                      ---------- -------- --------------
$15,000,000 Federal Home Loan Bank Discount Note   1.409%   11/12/04 $   14,958,600
 10,772,000 Federal Home Loan Bank Discount Note   1.674    11/12/04     10,736,668
 23,453,000 Federal Home Loan Bank Discount Note   1.608    11/17/04     23,373,742
 30,000,000 Federal Home Loan Bank Discount Note   1.685    11/19/04     29,891,375
 40,000,000 Federal Home Loan Bank Discount Note   1.609    11/23/04     39,854,289
 17,000,000 Federal Home Loan Bank Discount Note   1.675    11/24/04     16,934,748
 24,000,000 Federal Home Loan Bank Discount Note   1.685    11/26/04     23,905,113
 30,000,000 Federal Home Loan Bank Discount Note   1.635    12/01/04     29,878,667
 17,245,000 Federal Home Loan Bank Discount Note   1.696    12/03/04     17,171,048
 35,000,000 Federal Home Loan Bank Discount Note   1.759    12/08/04     34,836,122
 19,897,000 Federal Home Loan Bank Discount Note   1.738    12/10/04     19,803,042
 15,000,000 Federal Home Loan Bank Discount Note   1.743    12/10/04     14,928,958
 25,000,000 Federal Home Loan Bank Discount Note   1.763    12/15/04     24,874,219
 16,327,000 Federal Home Loan Bank Discount Note   1.880    02/18/04     16,185,291
 20,000,000 Federal Home Loan Bank Discount Note   1.895    02/25/04     19,817,886
                                                                     --------------
            TOTAL U. S. GOVERNMENT AGENCY OBLIGATIONS
            (at amortized cost--$1,428,927,367)                       1,428,927,367
                                                                     --------------
            TOTAL INVESTMENTS (100.1%)
            (at amortized cost--$1,428,927,367***)                   $1,428,927,367
                                                                     ==============

* Obligations of U.S. Government sponsored entities are not issued nor guaranteed by the United States Treasury.
**The percentage shown for each investment category is the total value of that category as a percentage of the total net assets of the Fund.
***Also represents cost for federal income tax purposes.


                      See notes to financial statements.

                     HILLIARD-LYONS GOVERNMENT FUND, INC.

                      STATEMENT OF ASSETS AND LIABILITIES

                                August 31, 2004

ASSETS

 Investments, (at amortized cost which approximates market value (identified and tax cost--$1,428,927,367)............................................................ $1,428,927,367

 Cash...............................................................................            911

 Prepaid expenses...................................................................          7,764
                                                                                     --------------
       TOTAL ASSETS.................................................................  1,428,936,042
                                                                                     --------------
LIABILITIES

 Dividends payable..................................................................        432,521

 Due to affiliates--Note B

   Investment advisory fee..........................................................        279,886

   Shareholder servicing fee........................................................        306,390

   Administrative fee...............................................................        220,601

 Accrued directors' fees............................................................         12,121

 Accrued expenses...................................................................        141,446
                                                                                     --------------
       TOTAL LIABILITIES............................................................      1,392,965
                                                                                     --------------
 NET ASSETS......................................................................... $1,427,543,077
                                                                                     ==============
 Shares of beneficial interest outstanding..........................................  1,427,543,077
                                                                                     ==============
 Net asset value, offering and redemption price per share                                     $1.00
   (net assets / shares of beneficial interest outstanding).........................          =====




                      See notes to financial statements.

                     HILLIARD-LYONS GOVERNMENT FUND, INC.

                            STATEMENT OF OPERATIONS

                      For the year ended August 31, 2004

       INVESTMENT INCOME

        Interest............................................ $17,084,274
                                                             -----------

       EXPENSES

        Investment advisory fee--Note B.....................    4,488,592

        Shareholder servicing fee--Note B...................    3,863,591

        Administrative fee--Note B..........................    2,781,786

        Printing and other expenses.........................      244,921

        Insurance expense...................................      189,382

        Custodian fees and expenses.........................      208,550

        Registration fees...................................       95,000

        Legal and audit fees................................       90,644

        Transfer agent fees and expenses....................      44,825

        Directors' fees.....................................      38,150
                                                             -----------
          Total expenses....................................  12,045,441
        Less waiver of investment advisory fee--Note B......  (3,077,313)
                                                             -----------

        Total net expenses..................................   8,968,128
                                                             -----------
        Net investment income...............................   8,116,146
                                                             -----------
        Net increase in net assets resulting from operations $ 8,116,146
                                                             ===========


                      See notes to financial statements.

                     HILLIARD-LYONS GOVERNMENT FUND, INC.

                      STATEMENT OF CHANGES IN NET ASSETS

                                                               For the year ended August 31,
                                                             --------------------------------
                                                                   2004             2003
                                                             ---------------  ---------------
FROM OPERATIONS

 Net investment income...................................... $     8,116,146  $    10,635,655
                                                             ---------------  ---------------
   Net increase in net assets resulting from operations.....       8,116,146       10,635,655
                                                             ---------------  ---------------

DIVIDENDS TO SHAREHOLDERS FROM

 Net investment income......................................  (    8,116,146)  (   10,635,655)
                                                             ---------------  ---------------
   Total dividends..........................................  (    8,116,146)  (   10,635,655)
                                                             ---------------  ---------------

FROM CAPITAL SHARE TRANSACTIONS

 Net capital share transactions (at $1.00 per share)--Note C  (  179,691,327)  (   60,010,826)
                                                             ---------------  ---------------

NET ASSETS

 Beginning of year..........................................   1,607,234,404    1,667,245,230
                                                             ---------------  ---------------
 End of year................................................ $ 1,427,543,077  $ 1,607,234,404
                                                             ===============  ===============


                      See notes to financial statements.

                             FINANCIAL HIGHLIGHTS

   The following table includes selected data for a share of capital stock outstanding throughout each year and other performance information derived from the financial statements. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). The 2004, 2003 and 2002 information has been audited by Deloitte and Touche LLP. Information for the prior years was audited by another independent auditor, whose report expressed an unqualified opinion. It should be read in conjunction with the financial statements and notes thereto.

                                                For the year ended August 31,
                              ----------------------------------------------------------------
                                   2004           2003         2002        2001        2000
                              ----------     ----------     ----------  ----------  ----------
Net asset value, beginning of
  year.......................      $1.00          $1.00          $1.00       $1.00       $1.00
                              ----------     ----------     ----------  ----------  ----------
Net investment income........         --(a)*        .01(a)         .05         .05         .05
                              ----------     ----------     ----------  ----------  ----------

 Net increase in net assets
   from operations...........         --*           .01            .05         .05         .05
                              ----------     ----------     ----------  ----------  ----------

Less dividends:

 From net investment
   income....................         --*          (.01)          (.05)       (.05)       (.05)
                              ----------     ----------     ----------  ----------  ----------
 Total dividends.............         --*          (.01)          (.05)       (.05)       (.05)
                              ----------     ----------     ----------  ----------  ----------
Net asset value, end of year.      $1.00          $1.00          $1.00       $1.00       $1.00
                              ==========     ==========     ==========  ==========  ==========
Total investment return......        .53%           .63%          1.44%       5.14%       5.52%
                              ==========     ==========     ==========  ==========  ==========

SUPPLEMENTAL DATA

 Net assets, end of year
   (000's omitted)........... $1,427,543     $1,607,234     $1,667,245  $1,930,645  $1,366,422

RATIOS TO AVERAGE NET
  ASSETS

 Operating expenses..........        .58%(b)        .69%(c)        .65%        .44%        .48%

 Net investment income.......        .53%(b)        .65%(c)       1.53%       4.92%       5.41%

(a)Net of voluntary investment advisory fee waiver by the Adviser.
(b)Net of voluntary investment advisory fee waiver by the Adviser. If the Fund had paid the full investment advisory fee, the ratios of expenses and net investment income to average net assets would have been .78% and .33%, respectively, for the year ended August 31, 2004.
(c)Net of voluntary investment advisory fee waiver by the Adviser. If the Fund had paid the full investment advisory fee, the ratios of expenses and net investment income to average net assets would have been .77% and .57%, respectively, for the year ended August 31, 2003.
*  Amount less than $.005

                      See notes to financial statements.

                     HILLIARD-LYONS GOVERNMENT FUND, INC.
                         NOTES TO FINANCIAL STATEMENTS
                                AUGUST 31, 2004

NOTE A--ACCOUNTING POLICIES

Hilliard-Lyons Government Fund, Inc. (the "Fund") is a diversified open-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund was incorporated in June 1980 under the laws of the state of Maryland. The primary investment objective of the Fund is to provide investors with liquidity and the highest possible level of current income consistent with the preservation of capital.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation: The Fund employs the amortized cost method of security valuation for U.S. Government securities in accordance with Rule 2a-7 of the 1940 Act. Securities are valued at cost when purchased, and thereafter a constant proportionate amortization of any discount or premium, if any, is recorded until maturity of the security. The Board of Directors (the "Board") monitors deviations between net asset value per share as determined by using available market quotations and the amortized cost method of security valuation. If the deviation in the aggregate is significant, the Board considers what action, if any, should be initiated to provide fair valuation.

Repurchase Agreements: Repurchase agreements are fully collateralized by U.S. Treasury and U.S. Government Agency obligations. It is the policy of the Fund to take possession of collateral. U.S. Treasury and U.S. Government Agency obligations pledged as collateral for repurchase agreements are held by the Fund's custodian bank until maturity of the repurchase agreements. Provisions of the agreements provide that the market value of the collateral plus accrued interest on the collateral is greater than or equal to the repurchase price plus accrued interest at all times. In the event of default or bankruptcy by the other party to the agreements, the Fund maintains the right to sell the underlying securities at market value; however, realization and/or retention of the collateral may be subject to legal proceedings.

Federal Income Taxes: It is the policy of the Fund to continue to qualify under the Internal Revenue Code as a regulated investment company and to distribute all of its taxable income to shareholders, thereby relieving the Fund of federal income tax liability.

Dividends to Shareholders: The net investment income of the Fund is determined on each business day and is declared as a dividend payable to shareholders of record daily and is paid monthly. The tax character of distributions paid during 2004 and 2003 was as follows:

                                          For the year ended August 31,
                                          -----------------------------
                                             2004           2003
                                            ----------    -----------
               Distributions paid from
                ordinary income . . ..... $8,116,146     $10,635,655
                                            ----------    -----------
               Total Distribution . . . . $8,116,146     $10,635,655

Investment Transactions: Investment transactions are accounted for on the date the securities are bought or sold. Income is accrued daily. Interest income and expenses are recorded on the accrual basis. Net realized gains and losses on sales of investments, if any, are determined on the basis of identified cost.

Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that may affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. Estimates also affect the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE B--INVESTMENT ADVISORY FEES & OTHER TRANSACTIONS WITH AFFILIATES

On September 28, 2004, the Fund renewed its investment advisory agreement with J.J.B Hilliard W.L. Lyons, Inc. (the "Adviser"). Under the investment advisory agreement, the Adviser supervises investment operations of the Fund and the composition of its portfolio, and furnishes advice and recommendations with respect to investments and the purchase and sale of securities in accordance with the Fund's investment objectives, policies and restrictions; subject, however, to the general supervision and control of the Fund's Board. For the services the Adviser renders, the Fund has agreed to pay the Adviser an annual advisory fee of 1/2 of 1% of the first $200 million of average daily net assets, 3/8 of 1% of the next $100 million of average daily net assets, and 1/4 of 1% of the average daily net assets in excess of $300 million. Such fee is accrued daily and paid monthly. The Adviser has agreed to reimburse the Fund if total operating expenses of the Fund, excluding taxes, interest and extraordinary expenses (as defined), exceed on an annual basis 1 1/2% of the first $30 million of average daily net assets and 1% of average daily net assets over $30 million. There was no reimbursement required for the year ended August 31, 2004. The Adviser voluntarily agreed to waive a portion of its advisory fee beginning April 1, 2003. The Adviser may discontinue or modify any such voluntary waiver at its discretion. The Adviser waived $3,077,313 for the period September 1, 2003 through August 31, 2004.

The Fund has entered into a separate shareholder and administration services agreement (the "Administration Agreement") with the Adviser. Under the Administration Agreement, the Adviser provides certain shareholder and administrative functions for the Fund, including but not limited to: (i) preparing and mailing monthly statements to shareholders; (ii) forwarding shareholder communications from the Fund; (iii) responding to inquiries from shareholders concerning their investments in the Fund; (iv) maintaining account information relating to shareholders that invest in the Fund; and (v) processing purchase, exchange and redemption requests from shareholders and placing orders and appropriate documentation with the Fund or its service providers. For its services to the Fund under the Administration Agreement, the Adviser receives a monthly fee from the Fund at the annual rate of .25% of the Fund's average daily net assets for shareholder services and .18% of the Fund's average daily net assets for administration services.

No compensation is paid by the Fund to officers of the Fund and directors who are affiliated with the Adviser. The Fund pays each unaffiliated director an annual retainer of $10,000; the audit committee chairman an annual retainer of $3,000; and a fee of $2,000 for each board or committee meeting attended. Total fees paid to directors for the year ended August 31, 2004 were $42,000. Transfer agent fees are paid to State Street Bank & Trust Co.

NOTE C--CAPITAL STOCK

At August 31, 2004, there were 2,500,000,000 shares of $.01 par value Common Stock authorized, and capital paid in aggregated $1,413,267,646. Each transaction in Fund shares was at the net asset value of $1.00 per share. The dollar amount represented is the same as the shares shown below for such transactions.

                                        For the year ended August 31,
                                       ------------------------------
                                            2004            2003
                                       --------------  --------------
         Shares sold..................  5,491,302,031   5,290,394,643
         Shares issued to shareholders
          in reinvestment of dividends      7,844,117      10,741,531
         Less shares repurchased...... (5,678,837,475) (5,361,147,000)
                                       --------------  --------------
         Net decrease in
          capital shares..............   (179,691,327)    (60,010,826)
                                       ==============  ==============

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of Hilliard-Lyons Government Fund, Inc.:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Hilliard-Lyons Government Fund, Inc. (the "Fund") as of August 31, 2004 and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The financial highlights of the Fund for the periods ended August 31, 2000 and August 31, 2001 were audited by other auditors whose report dated October 2, 2001 expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2004, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of August 31, 2004, the results of its operations, the changes in its net assets, and its financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Philadelphia, Pennsylvania
October 8, 2004

                     HILLIARD-LYONS GOVERNMENT FUND, INC.

                         MANAGEMENT INFORMATION CHART

                                                                                                  Number of
                                                                                                Portfolios in     Other
                                             Term of Office                                     Fund Complex  Directorships
   Name and Address          Positions Held  and Length of         Principal Occupation(s)       Overseen by     Held by
 Independent Directors   Age With The Fund    Time Served          During Past Five Years         Director      Director
 ---------------------   --- -------------- ----------------- --------------------------------- ------------- -------------
J. Robert Shine**....... 80    Director     Indefinite; since      Chairman and Certified             1           None
222 East Market Street                       October 17,1989         Public Accountant,
New Albany, IN 47150                                              Monroe Shine & Co., Inc.

Samuel G. Miller**...... 79    Director     Indefinite; since       Retired, Chairman of              1           None
402 Wynfield Close Court                     March 26, 1987           Vineyard Village
Louisville, KY 40206

Lindy B. Street**....... 58    Director     Indefinite; since      Retired, former Senior             1           None
406 Wynfield Close Court                    November 2, 1999     Vice President of Marketing
Louisville, KY 40206                                            & Public Affairs of Columbia/
                                                                 HCA Healthcare Corporation

Joseph C. Curry, Jr.*... 59    President        Annually           Senior Vice President,            N/A          N/A
Hilliard Lyons Center                                         J.J.B. Hilliard, W.L. Lyons, Inc.
Louisville, KY 40202

Dianna P. Wengler*...... 44      Vice           Annually               Vice President,               N/A          N/A
Hilliard Lyons Center        President and                    J.J.B. Hilliard, W.L. Lyons, Inc.
Louisville, KY 40202           Treasurer

Edward J. Veilleux...... 61      Vice           Annually                 President,                  N/A          N/A
5 Brook Farm Court           President and                       EJV Financial Services, LLC
Hunt Valley, MD 21030            Chief
                              Compliance
                                Officer

Stephanie J. Ferree*.... 26    Secretary        Annually         Mutual Fund Administration          N/A          N/A
Hilliard Lyons Center                                         J.J.B. Hilliard, W.L. Lyons, Inc.
Louisville, KY 40202

* An "interested person", as defined by the Investment Company Act of 1940 **Member of Audit Committee

Additional information about the Fund's directors is contained in the Statement of Additional Information ("SAI") constituting Part B of the Fund's Registration Statement on Form N-1A filed with the SEC. The most recent post-effective amendment to that Registration Statement is available electronically at the SEC's Internet web site, www.sec.gov and at the Adviser's web site, www.hilliard.com. The Fund will also furnish a copy of the SAI portion of the Registration Statement, without charge, to any shareholder who requests by calling the administrator at (888) 878 -7845 (toll-free).

--------
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as a copy of the Fund's proxy voting record is available without charge, upon request, by calling toll-free 1-888-878-7845 or is available on the Adviser's website, www.hilliard.com. This information is also available on the SEC's website, www.sec.gov.

                     HILLIARD-LYONS GOVERNMENT FUND, INC.

                             Hilliard Lyons Center
                          Louisville, Kentucky 40202
                                (502) 588-8400

                       Investment Adviser, Administrator
                                and Distributor

                       J.J.B. Hilliard, W.L. Lyons, Inc.
                             Hilliard Lyons Center
                          Louisville, Kentucky 40202
                                (502) 588-8400

                         Custodian and Transfer Agent

                      State Street Bank and Trust Company
                              225 Franklin Street
                                 P.O. Box 1912
                          Boston, Massachusetts 02105

                                 Legal Counsel

                             Frost Brown Todd LLC
                     400 West Market Street, 32/nd/ Floor
                          Louisville, Kentucky 40202

                                  Independent
                       Registered Public Accounting Firm

                             Deloitte & Touche LLP
                              1700 Market Street
                       Philadelphia, Pennsylvania 19103

                            DIRECTORS AND OFFICERS

                              BOARD OF DIRECTORS
                               Samuel G. Miller
                                J. Robert Shine
                                Lindy B. Street

                                   OFFICERS
                       Joseph C. Curry, Jr. - President

                      Dianna P. Wengler - Vice President
                                 and Treasurer

                      Edward J. Veilleux - Vice President
                         and Chief Compliance Officer

                        Stephanie J. Ferree - Secretary
                                Hilliard-Lyons
                             Government Fund, Inc.
                                 Annual Report
                                August 31, 2004
[LOGO] BEAR AND BULL(R)

ITEM 2.         CODE OF ETHICS.

                The registrant has adopted a code of ethics that applies to its principal executive officer and principal financial officer. A copy of the registrant's code of ethics is filed herewith as exhibit (a)(1).

ITEM 3.         AUDIT COMMITTEE FINANCIAL EXPERT.

                The registrant's Board of Directors has determined that there is a financial expert serving on the audit committee. Mr. J. Robert Shine is the audit committee financial expert and is considered to be independent in accordance with Commission rules.

ITEM 4.         PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                (a) Audit fees for fiscal years ended August 31, 2004 and August 31, 2003 were $18,000.00 and $18,000.00, respectively.

                (b) Audit-related fees for fiscal years ended August 31, 2004 and August 31, 2003 were $3,225.00 and $1,500.00, respectively. All fees are for out-of-pocket expenses.

                (c) Tax fees for fiscal years ended August 31, 2004 and August 31, 2003 were $5,600.00 and $ 1,900.00, respectively. All fees are for preparation of the U.S. income tax returns Form 1120-RIC and tax excise review.

                (d) There were no other fees for the periods covered by this report.

                "Audit fees" are fees billed for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements. "Audit-related fees" are fees billed for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements. "Tax fees" are fees billed for professional services rendered by principal accountant for tax compliance, tax advice and tax planning.

                The audit committee had adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant with respect to any engagement that directly relates to the operations and financial reporting of the registrant.

                In accordance with its pre-approval policies and procedures, the audit committee pre-approved all audit and tax services provided by the principal accountant during fiscal years 2004 and 2003. During the last two fiscal years, there were no non-audit services rendered by the principal accountant to registrant's investment adviser or any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant.

ITEM 5.         AUDIT COMMITTEE OF LISTED REGISTRANTS.

                Not applicable to open-end investment companies.

ITEM 6.         SCHEDULE OF INVESTMENTS.

                Refer to the Annual Report to Stockholders for this information.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                Not applicable to open-end investment companies.

ITEM 8.         PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT
                COMPANIES.

                Not applicable to open-end investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASES.

                Not applicable to open-end investment companies.

ITEM 10.        SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

                The registrant does not currently have procedures by which shareholders may recommend nominees to the registrant's board of directors. The registrant's directors, all of whom are independent, serve as its nominating committee.

ITEM 11.        CONTROLS AND PROCEDURES.

                (a) Within the 90-day period prior to the filing of this report, the registrant's management carried out an evaluation, with the participation of the Chief Executive Officer and Chief Financial Officer, of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940). Based on their evaluation, the Chief Executive Officer and Chief Financial Officer believe that the registrant's disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in this report is accumulated and communicated to the registrant's management, including the registrant's Chief Executive Officer and Chief Financial Officer, as appropriate to allow timely decisions regarding required disclosure.

                (b) There have been no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d)) under the Investment Company Act of 1940 that occurred during the registrant's most recent fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.        EXHIBITS.

                (a)(1)  Any code of ethics or amendment thereto. Filed herewith.

                (a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940. Filed herewith.

                (b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940. Furnished herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                HILLIARD-LYONS GOVERNMENT FUND, INC.

By (Signature and Title)                    /s/ Joseph C. Curry Jr.
                                            ------------------------------------
                                            Joseph C. Curry Jr.
                                            President

Date: October 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)                    /s/ Dianna P. Wengler
                                            ------------------------------------
                                            Dianna P. Wengler
                                            Vice President and Treasurer

Date: October 29, 2004

By (Signature and Title)                    /s/ Joseph C. Curry Jr.
                                            ------------------------------------
                                            Joseph C. Curry Jr.
                                            President

Date: October 29, 2004